Document and Entity Information	12 Months Ended
Dec. 31, 2019
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Tocagen Inc
Entity Central Index Key	0001419041
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4445 Eastgate Mall
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	412-8400